Semi-Annual Report
                                  June 30, 1999

                                   Legg Mason
                                     Income
                                  Trust, Inc.


                          U.S. Government Intermediate

                                Investment Grade

                                   High Yield

                                 Navigator Class


                                      LEGG
                                     MASON
                                     FUNDS
                               [LOGO APPEARS HERE]

                                HOW TO INVEST(SM)

To Our Shareholders,


   We are pleased to provide you with Legg Mason Income Trust's semi-annual report, combining reports for the Navigator Classes of LeggMason U.S. Government Intermediate Portfolio, Investment Grade Income Portfolio and High Yield Portfolio for the period ended June 30, 1999.

   The following table summarizes key statistics for the Navigator Class shares of each Fund, as of June 30, 1999:

                                                                                 Net Asset Value
                                         SEC Yield(1)        Average Life           Per Share
                                         ------------        ------------        ---------------
     Government Intermediate               +5.49%              8.49 years             $10.10
     Investment Grade                      +6.60%             12.20 years             $ 9.96
     High Yield                            +6.39%              4.38 years             $15.56

   Net asset values per share of Government Intermediate and Investment Grade declined from their December 31, 1998 levels, reflecting the rise in interest rates which occurred over the six-month period. Despite generally higher interest rates, High Yield's net asset value per share rose during the six months, reflecting gains in the value of its portfolio holdings. Total returns(2) for the Navigator Class of shares of Government Intermediate, Investment Grade and High Yield during the six-month period were -1.3%, -2.0% and +8.6%,(3) respectively.

   For each of our Funds, historical performance is not indicative of future results, and the principal value of our holdings will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   During 1998 and into 1999, focus on the Year 2000 issue increased significantly. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Funds' Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. The Funds are committed to taking those steps necessary to protect our investors, including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Funds are taking steps to ensure that all of their systems will function properly before, during, and after the Year 2000, the Funds could be adversely affected by computer-related problems associated with the Year 2000. Contingency plans are in place to ensure that


--------------
(1) SEC yields reported for the U.S. Government Intermediate, Investment Grade and High Yield Portfolios are for the 30 days ended June 30, 1999.

(2) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.

(3) Reflects total return for a Navigator share held for the period January 1 to January 28, 1999, converted to a Primary share for the period January 29 to March 7, 1999, and reconverted to a Navigator share for the period March 8 to June 30, 1999.

functions critical to the Funds' operations will continue without interruption. We are on target to complete this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

   For several operational reasons, we have changed the capital gain distribution payment schedule for the Funds. Our new schedule is to make capital gain distributions, if any, in June and December. As a result, on June 18, Investment Grade paid a long-term capital gain distribution of $0.03 per share to shareholders of record on June 16. No capital gain distributions were paid by the other Funds.


                                   Sincerely,


                                   /s/ John F. Curley, Jr.
                                   ---------------------------
                                   John F. Curley, Jr.
                                   Chairman

August 6, 1999

Portfolio Managers' Comments
Legg Mason Income Trust, Inc.


MARKET OVERVIEW

   Events in the fixed-income markets so far this year have been dominated by the continued robust strength of the U.S. economy and fears that this strength may create inflationary pressures in the future. Although measured inflation did jump in April as a result of sharply higher energy prices, most other sensitive indicators of inflation remained subdued and the dollar registered impressive gains against most currencies. Nevertheless, the Federal Reserve made inflation concerns official by deciding to raise interest rates in June, citing as the primary reason tight labor markets and supposedly "above-trend" economic growth. The net result of these developments was a sharp increase in interest rates, with intermediate-term rates rising somewhat more than long-term rates, reflecting the fact that concerns over further Fed tightening were greater than concerns over any significant rise in future inflation. The strength of the economy served to bolster the outlook for earnings, resulting in a narrowing of high yield and corporate credit spreads, but volatile interest rates kept mortgage spreads fairly wide. With the Fed eager to take out insurance against a potential rise in inflation and the bond market upping the ante with much higher interest rates, signs began emerging in recent months that tight monetary policy was taking the edge off the economy's strength. Payroll employment growth has slowed this year, and the interest-sensitive housing and construction sectors have experienced a noticeable slowdown in activity.

US. GOVERNMENT INTERMEDIATE AND INVESTMENT GRADE PORTFOLIOS

   Results for both Funds were somewhat disappointing, but dominated by the sharp rise in interest rates, which ran counter to the Funds' positioning for declining interest rates. The negative impact of higher yields was somewhat offset, however, by a barbell emphasis on longer-maturity bonds, as these suffered relatively less in a flattening yield curve environment. An overweight exposure to corporate bonds and emerging market debt made a moderate contribution to performance, but this was offset to a degree by an emphasis on discount coupon mortgages, as these underperformed other sectors of the mortgage market as interest rates rose. A moderate exposure to inflation-indexed bonds contributed to performance for the period, as real yields rose by much less than the rise in nominal yields, and the brief acceleration of inflation added to their total returns.

   For the six-month period ended June 30, 1999, Government Intermediate produced a total return of -1.28% for the Navigator Class, versus the Salomon Bros. Medium-Term Treasury/Government-Sponsored Index return of -0.50%. Investment Grade generated a total return of -2.04% for the Navigator Class, versus the Salomon Bros. Broad Investment Grade Index return of -1.39%.

HIGH YIELD PORTFOLIO

   The High Yield portfolio benefited during the period from the general narrowing of credit spreads, but strong overall performance was primarily driven by the Fund's warrant-acquired equity exposure to Global Crossing, whose shares soared in the first quarter. Also contributing to performance was a return to more normal conditions in the high yield market, since this benefited in particular the Fund's exposure to the lower quality sectors which had underperformed in the prior period. In addition, a dimunition of Fund redemptions, which had adversely impacted performance in the prior period, provided a more stable backdrop for returns in this period as it reduced the need to hold precautionary levels of cash.

    For the six-month period, High Yield posted a total return of 8.58%(1) for the Navigator Class, versus the Lehman Bros. High Yield Index return of 2.2%

MARKET COMMENTARY AND OUTLOOK

   Despite recent concerns, core inflation (ex-energy) has been in a steady descent for almost 10 years, and now sits at its lowest level in 35 years. Yet inflation and Fed tightening hysteria have risen even as the dollar continues its climb to a ten-year high against the vast majority of the world's currencies: this defies a reasoned explanation. Inflation is defined as the loss of purchasing power of one's unit of account, so the dollar can't be gaining purchasing power worldwide but also suffering from inflation. In addition, historical evidence shows a strong link between a rising currency and falling inflation: since 1970, the U.S. inflation rate has only trended down during periods of a stable or strong dollar. Weak commodity prices also bolster the dollar's value. Despite the sizeable gains in oil and lumber this year, most commodity prices are trading at historically depressed levels, with the average commodity having fallen some 20% in the past three years.

   Meanwhile, the U.S. stock market has reached new highs on the back of the economy's strength, and even most global stock markets have been moving up of late. But the corporate bond market has taken credit spreads to recessionary levels, apparently out of fear that the good times won't last. Plus, the world's capital markets assign such a high probability to the imminent demise and default of emerging market countries that their bond spreads are trading at eye-popping levels of 1,000 basis points.(2) It is more than challenging to reconcile the strength of world equity markets with the fear embodied in spreads throughout the world credit markets.

   Behind the scenes, the main engine driving the dynamic U.S. economy is the fabulous high-tech revolution. It continues to offer its boon to mankind in the form of ever-cheaper and ever-more- powerful computational and productivity tools. So far this has been a virtuous growth cycle, because the incentives to invest in U.S. productivity have been enormous. With low inflation and even deflation the new norm, the only investments that pay off are those which can reduce costs and/or increase the productivity of labor (as opposed to the speculative investments that paid off in the inflationary 1970s). It is no wonder that labor is becoming scarce and real wages are rising, with so much new capital chasing the average worker. More importantly, it is not hard to see why low inflation is a stimulus to growth, since productive investments are the only game in town.

   Nevertheless, the Fed appears determined to slow down this engine of growth that is the U.S. economy. To date their efforts to tighten monetary policy have proved beneficial, because they result in lower inflation and a stronger dollar and that attracts more new investment. But at some point tighter monetary policy and sharply higher interest rates are likely to take a toll on growth, and there is a

--------------
(1) Reflects total return for a Navigator share held for the period January 1 to January 28, 1999, converted to a Primary share for the period January 29 to March 7, 1999, and reconverted to a Navigator share for the period March 8 to June 30, 1999.

(2) 100 basis points = 1%.

growing body of evidence to suggest that this is occurring. Wide credit spreads begin to make sense in this context, because you don't want a lot of debt when tight money and the prospect of slowing growth are in the air. Still, it is hard to imagine that the Fed would risk an outright deflation or recession scenario. After all, they were quick to ease when the going got rough last year, and they have plenty of room to ease should deflation risks get out of hand tomorrow.

STRATEGY

   The great difficulty we face today is balancing our belief that the inflation fundamentals (e.g., a strong dollar, weak gold and commodity prices, high real interest rates and a flat yield curve) remain very bullish for bonds, with the recognition that healthy economic growth fundamentals have become antagonistic. The near-term direction of rates will depend on whether the U.S. economy grows by more than the Federal Reserve feels comfortable with, but the long-term direction should be dictated by the continuing evidence of tight money and low inflation. It may turn out that the economy slows by enough to allay the Fed's concerns, but even if it doesn't, the bond market cannot forever ignore the reality of continued low inflation. In the meantime, deflation risks remain more of a concern than reflation risks.

   This leaves us with a desire to remain long duration, but with a barbelled exposure to maturities to hedge the near-term risk of continued strength in the economy. Still, we will look for opportunities to reduce the barbell in anticipation of an eventual move by the Fed to ease credit conditions. Credit spreads and mortgage spreads appear wide enough to warrant holding overweight exposures to these sectors, but economic slowdown risks call for some defensive measures in the form of higher credit quality, broad diversification and lower coupon mortgages to minimize prepayment exposure. On balance and over time, we expect that the portfolios will benefit handsomely from a decline in interest rates to levels that are more commensurate with today's benign inflation environment. In addition, we believe that today's relatively wide spreads in corporate, emerging market and mortgage debt are unlikely to persist, and that they also will return to levels more commensurate with what appears to be reasonably healthy economic fundamentals.



                                                Western Asset Management Company

July 30, 1999

Performance Information
Legg Mason Income Trust, Inc.


TOTAL RETURNS FOR ONE AND THREE YEARS AND LIFE OF CLASS, AS OF JUNE 30, 1999

    The returns shown are based on historical results and are not intended to indicate future performance. Total return measures investment performance in terms of appreciation or depreciation in a Fund's net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a Fund's return, so that they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.
    The Government Intermediate, Investment Grade and High Yield Portfolios each have two classes of shares: Primary Class and Navigator Class. Information about the Primary Class, offered only to retail investors, is contained in a separate report to its shareholders.
   The Funds' total returns as of June 30, 1999, were as follows:

                                       U.S. Government          Investment Grade            High
                                        Intermediate                 Income                 Yield
                                          Portfolio                 Portfolio            Portfolio(A)
-----------------------------------------------------------------------------------------------------
Average Annual Total Return
  Navigator Class:
    One Year                                +2.19%                    +1.76%               -1.53%
    Three Years                             +6.03                     +7.39                  N/A
    Life of Class(B)                        +7.18                     +6.36                +0.93

Cumulative Total Return
  Navigator Class:
    One Year                                +2.19%                    +1.76%               -1.53%
    Three Years                            +19.20                    +23.84                  N/A
    Life of Class(B)                       +37.39                    +24.37                +1.07
-----------------------------------------------------------------------------------------------------

(A) Reflects total returns for a Navigator share from the beginning of the referenced period to January 28, 1999, converted to a Primary share for the period January 29 to March 7, 1999, and reconverted to a Navigator share for the period March 8, 1999, to June 30, 1999.

(B) Navigator Class inception dates are:
    U.S. Government Intermediate-Term Portfolio -- December 1, 1994 Investment Grade Income Portfolio -- December 1, 1995
    High Yield Portfolio -- May 5, 1998

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1999 (Unaudited)
(Amounts in Thousands)

U.S. Government Intermediate-Term Portfolio

                                                        Rate            Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 34.7%
      Fixed-Rate Securities -- 26.1%
      United States Treasury Bonds                      5.25%             11/15/28            $ 4,320         $  3,829
      United States Treasury Notes                      5.25%              5/15/04              4,700            4,618
      United States Treasury Notes                      7.50%              2/15/05              1,810            1,949
      United States Treasury Notes                      6.875%             5/15/06             37,800           39,796
      United States Treasury Notes                      6.50%             10/15/06             31,830           32,864
      United States Treasury Notes                      6.125%             8/15/07              6,670            6,742
      United States Treasury Notes                      5.50%              5/15/09                 60               59
                                                                                                              --------
                                                                                                                89,857
                                                                                                              --------
      Indexed Securities -- 8.6%
      United States Treasury Inflation-
        Indexed Security                                3.375%             1/15/07              6,399            6,135(A)
      United States Treasury Inflation-
        Indexed Security                                3.625%             1/15/08              2,798            2,719(A)
      United States Treasury Inflation-
        Indexed Security                                3.875%             4/15/29             21,099           20,809(A)
                                                                                                              --------
                                                                                                                29,663
                                                                                                              --------
      Total U.S. Government and Agency Obligations (Identified Cost-- $121,221)                                119,520
      -------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 50.4%
      Fixed-Rate Securities -- 48.0%
      Fannie Mae                                        11.50%             4/1/04                 634              654
      Fannie Mae                                        8.50%         6/1/10 to 8/1/11          1,877            1,941
      Fannie Mae                                        6.50%         11/1/10 to 4/1/29        41,676           40,539
      Fannie Mae                                        12.50%        11/1/12 to 4/1/18         2,062            2,242
      Fannie Mae                                        7%            1/1/13 to 6/1/29         45,887           45,377
      Fannie Mae                                        7%                 7/1/13               5,000            4,942(B)
      Fannie Mae                                        9.50%              7/1/14                 547              580
      Fannie Mae                                        11%                12/1/15                481              521
      Fannie Mae                                        9%                 11/1/21              1,285            1,360
      Fannie Mae                                        6%            11/1/27 to 4/1/29         3,410            3,203
      Freddie Mac                                       10.75%             7/1/00                   2                2
      Freddie Mac                                       8.75%         2/1/01 to 10/1/01           270              276
      Freddie Mac                                       9%            2/1/02 to 1/1/21          2,014            2,122
      Freddie Mac                                       8.25%              2/1/08                 251              258
      Freddie Mac                                       8.50%         12/1/08 to 6/1/21         1,275            1,325
      Freddie Mac                                       9.75%        11/1/09 to 11/1/14           301              316
      Freddie Mac                                       5.50%              2/1/14                 197              187
      Freddie Mac                                       6.25%             11/15/18             12,000           11,981
      Freddie Mac                                       6.50%              4/1/29              32,846           31,706
      Government National Mortgage Association          9%           7/15/04 to 9/15/22         2,789            2,918

Legg Mason Income Trust, Inc.


U.S. Government Intermediate-Term Portfolio--Continued

                                                        Rate            Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Fixed-Rate Securities -- Continued
      Government National Mortgage Association          6%           5/15/14 to 3/15/29       $ 8,969         $  8,406
      Government National Mortgage Association          6.50%        7/15/28 to 3/15/29         4,954            4,764
                                                                                                              --------
                                                                                                               165,620
                                                                                                              --------
      Indexed Securities(C) -- 1.4%
      Government National Mortgage Association          6.125%            12/20/21              1,705            1,735
      Government National Mortgage Association          6.875%             6/20/22              2,899            2,925
                                                                                                              --------
                                                                                                                 4,660
                                                                                                              --------
      Variable-Rate Securities(D) -- 1.0%
      Government National Mortgage Association          6.125%            10/20/17                482              490
      Government National Mortgage Association          6.625%       7/20/22 to 8/20/22         2,865            2,902
                                                                                                              --------
                                                                                                                 3,392
                                                                                                              --------
      Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost -- $177,152)                    173,672
      -------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 2.9%
      Banking and Finance -- 2.9%
      Crestar Capital Trust I                           8.16%             12/15/26             10,000           10,025
                                                                                                              --------
      Total Corporate Bonds and Notes (Identified Cost -- $11,032)                                              10,025
      -------------------------------------------------------------------------------------------------------------------
Yankee Bonds(E)-- 0.9%
      Fixed-Rate Securities -- 0.9%
      Petrozuata Finance, Inc.                          7.63%              4/1/09               3,910            3,286(F)
                                                                                                              --------
      Total Yankee Bonds (Identified Cost-- $4,011)                                                              3,286
      -------------------------------------------------------------------------------------------------------------------
Short-Term Investments -- 12.2%
      Corporate Bonds and Notes -- 0.6%
      US West Capital Funding Incorporated              5.818%             6/15/00              2,200            2,199(F)
                                                                                                              --------
      U. S. Government and Agency Obligations -- 0.3%
      Freddie Mac                                       4.72%             11/12/99              1,000              983(G)
                                                                                                              --------
      Repurchase Agreement -- 11.3%
      Merrill Lynch Government Securities, Inc.
        4.95%, dated 6/30/99, to be repurchased at
        $38,835 on 7/1/99 (Collateral: $39,660
        Federal Home Loan Bank Medium-Term Notes,
        5.12%, due 5/17/00, value $39,853)                                                     38,830           38,830
                                                                                                              --------
      Total Short-Term Investments (Identified Cost-- $42,012)                                                  42,012
      -------------------------------------------------------------------------------------------------------------------
      Total Investments -- 101.1% (Identified Cost -- $355,428)                                                348,515
      Other assets less liabilities -- (1.1)%                                                                   (3,785)
                                                                                                              --------
      NET ASSETS -- 100.0%                                                                                    $344,730
                                                                                                              ========

      -------------------------------------------------------------------------------------------------------------------
      NET ASSETS CONSISTING OF:
      Accumulated paid-in capital applicable to:
        33,301 Primary Class shares outstanding                                                               $353,045
           835 Navigator Class shares outstanding                                                                8,527
      Accumulated net realized loss on investments, options and futures                                         (9,282)
      Unrealized depreciation of investments                                                                    (7,560)
                                                                                                              --------
      NET ASSETS -- 100.0%                                                                                    $344,730
                                                                                                              ========
      NET ASSET VALUE PER SHARE:
        PRIMARY CLASS                                                                                           $10.10
                                                                                                                ======
        NAVIGATOR CLASS                                                                                         $10.10
                                                                                                                ======


                                                                       Expiration            Actual         Appreciation/
                                                                          Date              Contracts      (Depreciation)
      -------------------------------------------------------------------------------------------------------------------
      Options Written(H)
      U.S. Treasury Bond Futures Put, strike price $114               August 99                103               $  (7)
                                                                                                                 -----

      Futures Contracts Purchased(H)
      U.S. Treasury Note Futures                                      September 99              50               $  48
      Eurodollar Futures                                              June 02                  450                (331)
                                                                                                                 -----
                                                                                                                 $(283)
                                                                                                                 -----
      Futures Contracts Written(H)
      U.S. Treasury Note Futures                                      September 99             474               $(496)
      Eurodollar Futures                                              June 00                  450                 139
                                                                                                                 -----
                                                                                                                 $(357)
                                                                                                                 -----
      -------------------------------------------------------------------------------------------------------------------

      (A) United States Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
      (B) When-Issued Security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
      (C) Indexed Security -- The rate of interest earned on these securities is tied to the Cost of Funds Index (COFI), the One-Year Treasury Constant Maturity Rate, or the London Interbank Offered Rate (LIBOR). The coupon rates shown are the rates at June 30, 1999.
      (D) The coupon rates shown on variable-rate securities are the rates at June 30, 1999. These rates vary with the weighted average coupon of the underlying loans.
      (E) Yankee Bond -- Dollar-denominated bond issued in the U.S. by foreign entities.
      (F) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 1.6% of net assets.
      (G) Collateral to cover futures contracts.
      (H) Options and futures are described in more detail in the notes to financial statements.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1999 (Unaudited)
(Amounts in Thousands)

Investment Grade Income Portfolio

                                                        Rate            Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 30.7%
      Automotive -- 1.1%
      Ford Motor Company                                7.70%              5/15/97            $ 1,000         $  1,004
      Lear Corporation                                  7.96%              5/15/05                270              263(A)
      Lear Corporation                                  8.11%              5/15/09                740              714(A)
                                                                                                              --------
                                                                                                                 1,981
                                                                                                              --------
      Banking and Finance -- 3.2%
      Associates Corporation, North America             8.15%              8/1/09               1,000            1,073
      Dresdner Funding Trust I                          8.151%             6/30/31                400              384(A)
      General Motors Acceptance Corporation             0%                 6/15/15              2,700              858(B)
      IBJ Preferred Capital Corp. LLC                   8.79%             12/29/49              1,560            1,303(A)
      SB Treasury Company LLC                           9.40%             12/29/49              1,790            1,758(A)
      Socgen Real Estate Co. LLC                        7.64%             12/29/49                180              170(A)
      Tokai Preferred Capital Company LLC               9.98%             12/29/49                480              443(A)
                                                                                                              --------
                                                                                                                 5,989
                                                                                                              --------
      Chemicals -- 1.1%
      Lyondell Chemical Company                         9.875%             5/1/07                  30               31(A)
      Rohm and Haas Company                             7.85%              7/15/29              2,000            1,998(A)
                                                                                                              --------
                                                                                                                 2,029
                                                                                                              --------
      Construction and Building Materials -- N.M.
      Nortek, Inc.                                      8.875%             8/1/08                 100               99(A)
                                                                                                              --------

      Food, Beverage and Tobacco -- 4.3%
      Archer-Daniels-Midland Company                    6.625%             5/1/29                 360              330
      J. Seagram & Sons                                 6.40%             12/15/03                700              685
      J. Seagram & Sons                                 6.80%             12/15/08                500              477
      J. Seagram & Sons                                 7.50%             12/15/18                490              474
      J. Seagram & Sons                                 7.60%             12/15/28                210              202
      Loews Corporation                                 7.625%             6/1/23               2,000            1,924
      Pepsi Bottling Group Inc.                         7%                 3/1/29               1,800            1,690(A)
      R.J. Reynolds Tobacco Holdings Inc.               7.75%              5/15/06              1,280            1,268(A)
      R.J. Reynolds Tobacco Holdings Inc.               7.875%             5/15/09                860              836(A)
                                                                                                              --------
                                                                                                                 7,886
                                                                                                              --------
      Gaming -- 0.1%
      Horseshoe Gaming Holdings, Inc.                   8.625%             5/15/09                 69               67(A)
      International Game Technology                     8.375%             5/15/09                 70               68(A)
                                                                                                              --------
                                                                                                                   135
                                                                                                              --------
      Media and Entertainment -- 5.9%
      Century Communications Corp.                      8.875%             1/15/07                 39               39
      Chancellor Media Corporation                      8%                 11/1/08                 63               62(A)
      Liberty Media Group                               7.875%             7/15/09              2,000            1,988(A)

                                                         Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Media and Entertainment -- Continued
      News America Holdings Incorporated                8.875%             4/26/23              $ 500          $   552
      News America Holdings Incorporated                8.25%             10/17/96                200              197
      News America Incorporated                         7.625%            11/30/28              1,000              972
      TCI Communications Inc.                           6.375%             5/1/03                 240              240
      TCI Communications Inc.                           7.875%             2/15/26              2,950            3,109
      TCI Communications Inc.                           9.65%              3/31/27              1,650            1,867
      TCI Communications Inc.                           7.125%             2/15/28                540              522
      Walt Disney Company                               5.62%              12/1/08              1,550            1,430
                                                                                                              --------
                                                                                                                10,978
                                                                                                              --------
      Gas and Pipeline Utilities -- 3.3%
      CMS Panhandle Holding Company                     6.125%             3/15/04                400              390(A)
      Conoco Inc.                                       6.95%              4/15/29              1,800            1,685
      Louis Dreyfus Natural Gas Corporation             9.25%              6/15/04              1,000            1,063
      Union Oil Company of California                   7.35%              6/15/09              3,000            3,026
                                                                                                              --------
                                                                                                                 6,164
                                                                                                              --------
      Manufacturing -- 0.2%
      American Axle and Manufacturing Incorporated      9.75%              3/1/09                  70               70
      American Standard Companies Inc.                  8.25%              6/1/09                  37               37
      American Standard Companies Inc.                  7.625%             2/15/10                 25               23
      J. L. French Automotive Casting                   11.50%             6/1/09                 100              103(A)
      Terex Corporation                                 8.875%             4/1/08                 132              127(A)
                                                                                                              --------
                                                                                                                   360
                                                                                                              --------
      Retail -- 1.1%
      Kmart Corporation                                 7.95%              2/1/23               2,000            2,020
                                                                                                              --------

      Services -- 0.1%
      Safety-Kleen Corp.                                9.25%              5/15/09                122              123(A)
                                                                                                              --------

      Telecommunications -- 2.6%
      AT&T Corporation                                  6.50%              3/15/29              1,270            1,146
      Charter Communications Holdings                   8.625%             4/1/09                  75               72(A)
      Crown Castle International Corp.                  0%                 5/15/11                 84               49(C)
      Crown Castle International Corp.                  9%                 5/15/11                 22               21
      GTE Corporation                                   6.94%              4/15/28              1,700            1,609
      Lucent Technologies Incorporated                  5.50%             11/15/08              1,860            1,713
      NEXTLINK Communications Inc.                      10.75%             6/1/09                  96               99
                                                                                                              --------
                                                                                                                 4,709
                                                                                                              --------
      Transportation -- 2.0%
      Conrail Inc.                                      7.875%             5/15/43                600              599
      Norfolk Southern Corporation                      7.70%              5/15/17              3,100            3,183
                                                                                                              --------
                                                                                                                 3,782
                                                                                                              --------

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                         Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Utilities -- 5.7%
      AES Corporation                                   9.50%              6/1/09               $ 500          $   516
      Calpine Corporation                               7.75%              4/15/09                 49               46
      Cleveland Electric Illumination Co.               7.88%              11/1/17                850              866
      Connecticut Light and Power Company               7.875%             6/1/01               1,750            1,787
      Edison Mission Energy                             7.73%              6/15/09              2,000            2,030(A)
      Gulf States Utilities Corp.                       8.25%              4/1/04               1,800            1,902
      Niagara Mohawk Power Corporation                  7.25%              10/1/02                630              634
      Niagara Mohawk Power Corporation                  7.75%              10/1/08              1,010            1,043
      Niagara Mohawk Power Corporation                  0%                 7/1/10                 720              533(C)
      North Atlantic Energy Corporation                 9.05%              6/1/02                 564              580
      System Energy Resources, Inc.                     7.43%              1/15/11                690              672
                                                                                                              --------
                                                                                                                10,609
                                                                                                              --------
      Total Corporate Bonds and Notes (Identified Cost -- $57,722)                                              56,864
      -------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities -- 0.5%
      Green Tree Financial Corporation                  7.85%              7/15/04                905              910
                                                                                                              --------
      Total Asset-Backed Securities (Identified Cost -- $914)                                                      910
      -------------------------------------------------------------------------------------------------------------------
Mortgage-Backed Securities -- 4.2%
      Fixed-Rate Securities -- 3.9%
      Asset Securitization Corporation                  6.92%              2/14/29              1,121            1,119
      Nationslink Funding Corporation                   5.805%             2/10/01              1,319            1,315
      Nomura Asset Securities Corporation               8.15%              3/4/20                 600              632
      Nomura Asset Securities Corporation               6.59%              3/17/28              2,000            1,945
      Nomura Asset Securities Corporation               7.12%              4/13/36                680              687
      Oakdale Mall Trust 94-1 Class A                   7.95%              5/1/06               1,000            1,029(A)
      PSB Financial Corporation II                      11.05%             12/1/15                363              388
                                                                                                              --------
                                                                                                                 7,115
                                                                                                              --------
      Variable-Rate Securities(D) -- 0.3%
      Resolution Trust Corporation                      6.78%              4/25/28                414              412(A)
      Resolution Trust Corporation                      7.93%              9/25/29                210              214
                                                                                                              --------
                                                                                                                   626
                                                                                                              --------
      Total Mortgage-Backed Securities (Identified Cost -- $7,806)                                               7,741
      -------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations -- 15.2%
      Fixed-Rate Securities -- 8.3%
      United States Treasury Bonds                      0%                 2/15/23              1,500              352(B)
      United States Treasury Bonds                      6.375%             8/15/27              5,280            5,410
      United States Treasury Bonds                      6.125%            11/15/27              8,510            8,453
      United States Treasury Notes                      5.625%            12/31/02                600              599
      United States Treasury Notes                      5.50%              1/31/03                500              497
                                                                                                              --------
                                                                                                                15,311
                                                                                                              --------

                                                         Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Indexed Securities -- 6.9%
      United States Treasury Inflation-
        Indexed Security                                3.625%       1/15/08 to 4/15/28       $11,196         $ 10,713(E)
      United States Treasury Inflation-
        Indexed Security                                3.875%             4/15/29              2,143            2,114(E)
                                                                                                              --------
                                                                                                                12,827
                                                                                                              --------
      Total U.S. Government and Agency Obligations (Identified Cost -- $29,877)                                 28,138
      -------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Mortgage-Backed Securities -- 31.5%
      Fixed-Rate Securities -- 29.7%
      Fannie Mae                                        8%            4/25/06 to 3/1/10           929              952
      Fannie Mae                                        6%            9/1/25 to 4/1/29          2,150            2,024
      Fannie Mae                                        6.50%         8/1/28 to 4/1/29         15,778           15,221
      Freddie Mac                                       8.75%        10/1/01 to 10/1/08           377              391
      Freddie Mac                                       5%                 1/15/04              1,000              954
      Freddie Mac                                       8.50%         2/1/04 to 11/1/09           320              329
      Freddie Mac                                       6%                 2/1/14               1,916            1,828
      Freddie Mac                                       7.50%         6/1/24 to 9/1/24          1,434            1,450
      Freddie Mac                                       7%            8/1/24 to 4/1/29          7,869            7,794
      Freddie Mac                                       8%                 7/1/26                 714              734
      Freddie Mac                                       7%                 7/1/29               1,300            1,286(F)
      Freddie Mac                                       6.50%              7/1/29               3,200            3,090(F)
      Government National Mortgage Association          6%           4/15/14 to 3/15/29         3,315            3,136
      Government National Mortgage Association          9%           7/15/16 to 6/15/17           753              803
      Government National Mortgage Association          7%           2/15/23 to 8/15/25         7,373            7,301
      Government National Mortgage Association          7.50%        2/15/23 to 7/15/28         6,465            6,535
      Government National Mortgage Association          8%                12/15/26              1,166            1,199
                                                                                                              --------
                                                                                                                55,027
                                                                                                              --------
      Indexed Securities(G) -- 1.3%
      Government National Mortgage Association          6.875%             6/20/23              2,402            2,421
                                                                                                              --------

      Variable-Rate Securities(D) -- 0.5%
      Freddie Mac                                       7.171%             9/1/24                 508              527
      Government National Mortgage Association          6.125%            10/20/22                361              367
                                                                                                              --------
                                                                                                                   894
                                                                                                              --------
      Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost -- $59,184)                      58,342
      -------------------------------------------------------------------------------------------------------------------
Yankee Bonds(H) -- 16.4%
      Fixed-Rate Securities -- 15.9%
      Imperial Tobacco Group plc                        7.125%             4/1/09               1,820            1,736
      Korea Development Bank                            6.75%              12/1/05              1,020              948
      PDVSA Finance LTD1999-I                           9.75%              2/15/10              4,000            3,902(A)
      PDVSA Finance LTD1999-K                           9.95%              2/15/20                800              760(A)

Legg Mason Income Trust, Inc.

Investment Grade Income Portfolio -- Continued

                                                         Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Fixed-Rate Securities -- Continued
      Petroleos Mexicanos                               8.85%              9/15/07            $ 1,260          $ 1,134(A)
      Petroleos Mexicanos                               9.50%              9/15/27                360              340
      Petroliam Nasional Berhad                         7.625%            10/15/26                450              384
      Pohang Iron & Steel Company Ltd.                  7.375%             5/15/05              3,000            2,860
      Province of Manitoba                              9.50%              9/15/18              1,080            1,349
      Republic of Argentina                             11.75%             4/7/09               2,630            2,380
      Republic of Brazil                                11.625%            4/15/04                290              270
      Republic of Panama                                9.375%             4/1/29                 200              189
      Rothmans Nederland Holdings BV                    6.875%             5/6/08                 700              677
      Tata Electric Company                             8.50%              8/19/17              2,000            1,708(A)
      Telefonica de Argentina                           11.875%            11/1/04              4,000            4,080
      United Mexican States                             10.375%            2/17/09                410              413
      United Mexican States                             6.25%             12/31/19                300              219
      United Mexican States                             11.50%             5/15/26              1,900            2,080
      YPF Sociedad Anonima                              7.50%             10/26/02                812              799(A)
      YPF Sociedad Anonima                              9.125%             2/24/09              3,000            3,065
      ZSC Specialty Chemicals plc                       11%                7/1/09                 129              130(A)
                                                                                                              --------
                                                                                                                29,423
                                                                                                              --------
      Indexed Securities(G) -- 0.5%
      Republic of Argentina                             5.9375%            3/31/05                977              833
                                                                                                              --------
      Total Yankee Bonds (Identified Cost -- $31,140)                                                           30,256
      -------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 0.3%
      News Corporation Limited                                                                     10 shs          641
                                                                                                              --------
      Total Common Stocks and Equity Interests (Identified Cost -- $650)                                           641
      -------------------------------------------------------------------------------------------------------------------
Warrants  -- N.M.
      Republic of Argentina                                                                         1 wt             1
                                                                                                              --------
      Total Warrants (Identified Cost-- $18)                                                                         1
      -------------------------------------------------------------------------------------------------------------------
Short-Term Investments -- 2.9%
      Corporate Bonds and Notes -- 0.6%
      US West Capital Funding Incorporated              5.818%             6/15/00            $ 1,100            1,099(A,G)
                                                                                                              --------

      U. S. Government and Agency Obligations -- 0.8%
      Freddie Mac                                       4.72%             11/12/99              1,000              983(I)
      United States Treasury Notes                      5.50%              2/29/00                500              501
                                                                                                              --------
                                                                                                                 1,484
                                                                                                              --------

                                                                                             Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Repurchase Agreement -- 1.5%
      Merrill Lynch Government Securities, Inc.
        4.95%, dated 6/30/99, to be repurchased at
        $2,691 on 7/1/99 (Collateral: $2,830 Federal
        Home Loan Bank Medium-Term Notes,
        5.125%, due 11/15/03, value $2,787)                                                   $ 2,691         $  2,691
                                                                                                              --------
      Total Short-Term Investments (Identified Cost -- $5,273)                                                   5,274
      -------------------------------------------------------------------------------------------------------------------
      Total Investments -- 101.7% (Identified Cost -- $192,584)                                                188,167
      Other assets less liabilities -- (1.7)%                                                                   (3,203)
                                                                                                              --------

      NET ASSETS CONSISTING OF:
      Accumulated paid-in capital applicable to:
        18,554 Primary Class shares outstanding                                              $193,118
            24 Navigator Class shares outstanding                                                 252
      Undistributed net investment income                                                          72
      Accumulated net realized loss on investments, options and futures                        (4,038)
      Unrealized depreciation of investments                                                   (4,440)
                                                                                             --------

      NET ASSETS -- 100.0%                                                                                    $184,964
                                                                                                              ========
      NET ASSET VALUE PER SHARE:
        PRIMARY CLASS                                                                                            $9.96
                                                                                                                 =====
        NAVIGATOR CLASS                                                                                          $9.96
                                                                                                                 =====

                                                                       Expiration            Actual         Appreciation/
                                                                          Date              Contracts      (Depreciation)
      -------------------------------------------------------------------------------------------------------------------
      Futures Contracts Purchased(J)
      U.S. Treasury Note Futures                                       March 00                6                 $ (23)
                                                                                                                 -----

      -------------------------------------------------------------------------------------------------------------------

      (A) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities represent 14.6% of net assets.
      (B) Zero-Coupon Bond -- A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
      (C) Stepped coupon security -- A bond or preferred stock which amortizes to par by a specified date, at which time it begins to accrue interest or pay dividends.
      (D) The coupon rates shown on variable-rate securities are the rates at June 30, 1999. These rates vary with the weighted average coupon of the underlying loans.
      (E) United States Treasury Inflation-Indexed Security -- U.S. Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.
      (F) When-Issued Security -- Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
      (G) Indexed Security -- The rate of interest earned on these securities is tied to the Cost of Funds Index (COFI), the One-Year Treasury Constant Maturity Rate, or the London Interbank Offered Rate (LIBOR). The coupon rates shown are the rates at June 30, 1999.
      (H) Yankee Bond -- Dollar-denominated bond issued in the U.S. by foreign entities.
      (I) Collateral to cover futures contracts.
      (J) Options and futures are described in more detail in the notes to financial statements.
      N.M. -- Not meaningful.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Income Trust, Inc.
June 30, 1999 (Unaudited)
(Amounts in Thousands)

High Yield Portfolio

                                                         Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes -- 54.9%
      Cable and Media -- 12.4%
      Adelphia Communications Corporation               7.75%              1/15/09            $ 4,000         $  3,750
      Adelphia Communications Corporation               7.875%             5/1/09               2,700            2,524
      Big Flower Press Holdings Incorporated            8.625%             12/1/08              4,000            3,720
      Brill Media Company, LLC                          7.50%             12/15/07              3,000            2,430(A)
      Chancellor Media Corporation                      8%                 11/1/08              4,500            4,410
      Charter Communications Holdings                   8.625%             4/1/09               4,500            4,331
      Echostar Communications                           9.375%             2/1/09               3,500            3,579(B)
      Garden State Newspaper                            8.625%             7/1/11               2,000            1,880
      Lenfest Communications, Inc.                      8.375%             11/1/05              2,000            2,089
      Loral Space and Communications, Ltd.              9.50%              1/15/06              6,000            5,250
      Mediacom, LLC                                     7.875%             2/15/11              4,000            3,750(B)
      Mentus Media Corporation                          12%                2/1/03               8,940            5,811
      Pegasus Communications Corporation                9.75%              12/1/06              2,000            2,058
      Radio Unica Corporation                           0%                 8/1/06               9,000            5,197(A,B)
      Source Media Inc.                                 12%                11/1/04              3,000            2,415(C)
                                                                                                              --------
                                                                                                                53,194
                                                                                                              --------
      Chemicals -- 1.3%
      Huntsman Corporation                              9.50%              7/1/07               4,000            3,840
      Lyondell Chemical Company                         9.625%             5/1/07                 250              258(B)
      Lyondell Chemical Company                         9.875%             5/1/07               1,375            1,401(B)
                                                                                                              --------
                                                                                                                 5,499
                                                                                                              --------
      Computer Software -- 1.5%
      Diva Systems Corporation                          0%                 3/1/08               4,750            1,609(A)
      PSINet Incorporated                               10%                2/15/05              3,000            2,985
      Verio Incorporated                                10.375%            4/1/05               2,000            2,020
                                                                                                              --------
                                                                                                                 6,614
                                                                                                              --------
      Construction and Building Materials -- 2.2%
      American Architectural Products Corp.             11.75%             12/1/07              4,500            3,420
      DeGeorge Home Alliance                            12%                4/1/01               3,500              280(D)
      Falcon Building Products, Inc.                    0%                 6/15/07              2,500            1,675(A)
      Fortress Group                                    13.75%             5/15/03              5,000            3,700
      Nortek, Inc.                                      8.875%             8/1/08                 290              298(B)
                                                                                                              --------
                                                                                                                 9,373
                                                                                                              --------
      Energy -- 3.4%
      Calpine Corporation                               7.75%              4/15/09              4,000            3,830
      Nuevo Energy Company                              9.50%              4/15/06              3,000            3,000
      Ocean Energy Incorporated                         8.375%             7/1/08               4,000            3,860
      Plains Resources Incorporated                     10.25%             3/15/06              4,000            4,040
                                                                                                              --------
                                                                                                                14,730
                                                                                                              --------

                                                         Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Entertainment and Leisure -- 4.0%
      AMC Entertainment Incorporated                    9.50%              2/1/11             $ 4,000         $  3,820
      Booth Creek Ski Holdings Incorporated             12.50%             3/15/07              8,750            7,787
      HMH Properties Incorporated                       8.45%              12/1/08              6,000            5,700
                                                                                                              --------
                                                                                                                17,307
                                                                                                              --------
      Financial Services -- 1.1%
      Willis Corroon Corporation                        9%                 2/1/09               4,750            4,608(B)
                                                                                                              --------

      Food Services -- 0.5%
      International Fast Foods Corporation              11%               10/31/07              6,884            2,065(B,C,E)
                                                                                                              --------

      Gaming -- 2.7%
      Hollywood Park Incorporated                       9.25%              2/15/07              3,000            2,970
      Horseshoe Gaming Holdings, Inc.                   8.625%             5/15/09              2,033            1,985(B)
      International Game Technology                     8.375%             5/15/09              1,700            1,666(B)
      Isle of Capri Casinos Inc.                        8.75%              4/15/09              3,000            2,827(B)
      Manning Real Estate Associates LLC                15%                2/28/01                767                0(B,C,D,F,G)
      Maritime Gaming L P                               15%                2/28/01              1,151                0(B,C,D,F,G)
      Mohegan Tribal Gaming Authority                   8.75%              1/1/09               2,000            1,980(B)
                                                                                                              --------
                                                                                                                11,428
                                                                                                              --------
      Gas/Pipeline -- 2.5%
      CMS Energy Corporation                            6.75%              1/15/04              1,000              954(B)
      CMS Energy Corporation                            7.50%              1/15/09              3,750            3,496
      Forest Oil Corporation                            10.50%             1/15/06              5,500            5,734
      Pride Petroleum Services, Inc.                    9.375%             5/1/07                 500              495
                                                                                                              --------
                                                                                                                10,679
                                                                                                              --------
      Industrial -- 0.9%
      AMSC Acquisition Incorporated                     12.25%             4/1/08               1,500            1,170
      Chatwins Group, Inc.                              13%                5/1/03               1,500            1,507
      The Scott's Company                               8.625%             1/15/09              1,250            1,241(B)
                                                                                                              --------
                                                                                                                 3,918
                                                                                                              --------
      Manufacturing -- 7.2%
      AK Steel Corporation                              7.875%             2/15/09              2,250            2,183(B)
      American Axle and Manufacturing Incorporated      9.75%              3/1/09               4,500            4,522
      American Standard Companies, Inc.                 7.375%             2/1/08                 500              470
      American Standard Companies, Inc.                 7.625%             2/15/10              4,000            3,760
      Cambridge Industries Incorporated                 10.25%             7/15/07              1,500            1,230
      Decora Industries Incorporated                    11%                5/1/05               2,500            2,413

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                         Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Manufacturing -- Continued
      Federal Mogul Corporation                         7.50%              1/15/09            $ 4,000         $  3,703(B)
      Hayes Lemmerz International Inc.                  8.25%             12/15/08              2,000            1,890
      J. L. French Automotive Castings                  11.50%             6/1/09               2,400            2,430(B)
      Packaging Corporation of America                  9.625%             4/1/09               3,000            3,030(B)
      SBA Communications Corporation                    0%                 3/1/08               3,000            1,740(A,C)
      Terex Corporation                                 8.875%             4/1/08               3,000            2,936(B)
      United Industries Corporation                     9.875%             4/1/09                 500              475
                                                                                                              --------
                                                                                                                30,782
                                                                                                              --------
      Retail -- 1.8%
      Pour Le Bebe, Inc.                                20%                6/30/99              3,461              564(D,G)
      Pour Le Bebe, Inc.                                13%                8/9/01               1,964              250(G)
      Relax the Back Corporation                        11%                5/22/03              4,000            3,400(B,F,G)
      Relax the Back Corporation                        13%                5/22/03              4,531            3,398(B,C,F,G)
                                                                                                              --------
                                                                                                                 7,612
                                                                                                              --------
      Retail Grocery -- 0.6%
      Big V Supermarkets, Incorporated                  11%                2/15/04              2,500            2,550
                                                                                                              --------

      Services -- 8.6%
      AES Corporation                                   9.50%              6/1/09               3,750            3,863
      Allied Waste North America Incorporated           7.875%             1/1/09               4,500            4,179(B)
      Avis RentACar Incorporated                        11%                5/1/09               4,500            4,562(B)
      COMFORCE Corporation                              12%                12/1/07              3,200            3,040
      Convergent Communications Incorporated            13%                4/1/08               2,000            1,860
      Hermes Europe RailTel                             10.375%            1/15/09              4,000            4,050
      Intermedia Communications, Inc.                   0%                 7/15/07              5,000            3,550(A,B)
      IT Group, Inc.                                    11.25%             4/1/09               2,000            1,925(B)
      Safety-Kleen Corp.                                9.25%              5/15/09              2,100            2,105(B)
      TV Guide Incorporated                             8.125%             3/1/09               4,500            4,275(B)
      United Rentals Incorporated                       9.25%              1/15/09              3,500            3,439
                                                                                                              --------
                                                                                                                36,848
                                                                                                              --------
      Shipping -- 0.5%
      Global Ocean Carriers, Ltd.                       10.25%             7/15/07              4,000            1,480
      Golden Ocean Group, Ltd.                          10%                8/31/01              4,750              760(B)
                                                                                                              --------
                                                                                                                 2,240
                                                                                                              --------
      Telecommunications -- 2.5%
      Dial Call Communications Incorporated             10.25%            12/15/05              2,000            2,030(A)
      Level 3 Communications Incorporated               0%                 12/1/08              3,000            1,852(A)
      NTL Communications Corporation                    0%                 10/1/08              4,500            3,094(A)

                                                        Rate           Maturity Date        Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Telecommunications -- Continued
      NTL Incorporated                                  0%                 4/1/08             $ 2,000         $  1,340(A)
      Winstar Equipment II Corp.                        12.50%             3/15/04              2,500            2,619(B)
                                                                                                              --------
                                                                                                                10,935
                                                                                                              --------
      Textiles -- 0.7%
      Westpoint Stevens Incorporated                    7.875%             6/15/05              3,000            2,933
                                                                                                              --------

      Transportation -- 0.5%
      Railworks Corporation                             11.50%             4/15/09              1,500            1,485(B)
      Trans World Airlines, Inc.                        11.375%            3/1/06               1,500              773
                                                                                                              --------
                                                                                                                 2,258
                                                                                                              --------
      Total Corporate Bonds and Notes (Identified Cost -- $271,520)                                            235,573
      -------------------------------------------------------------------------------------------------------------------
Yankee Bonds(H) -- 6.1%
      Chemicals -- 1.1%
      ZSC Specialty Chemical Company                    11%                7/1/09               4,750            4,780
                                                                                                              --------

      Entertainment and Leisure -- 1.4%
      V2 Music Holdings PLC                             14%                4/15/08              7,000            2,441(I)
      V2 Music Holdings PLC                             14%                4/15/08              6,000            3,310
                                                                                                              --------
                                                                                                                 5,751
                                                                                                              --------
      Finance -- 0.4%
      Petrozuata Finance Inc.                           8.22%              4/1/17               2,000            1,545(B)
                                                                                                              --------

      Industrial -- 0.3%
      Cathay International Ltd.                         13%                4/15/08              3,450            1,397(B)
                                                                                                              --------

      Real Estate -- 0.3%
      Trizec Finance Corporation Ltd.                   10.875%           10/15/05              1,340            1,402
                                                                                                              --------

      Services -- 0.3%
      ESAT Holdings Ltd.                                0%                 2/1/07               2,000            1,420(A)
                                                                                                              --------

      Telecommunications -- 1.8%
      PTC International Finance                         0%                 7/1/07               1,700            1,241(A,B)
      Telewest PLC                                      0%                 10/1/07              5,500            4,895(A)
      Tricom SA                                         11.375%            9/1/04               2,000            1,700
                                                                                                              --------
                                                                                                                 7,836
                                                                                                              --------
      Transportation -- 0.5%
      Canadian Airlines Corporation                     12.25%             8/1/06               5,350            2,247
                                                                                                              --------
      Total Yankee Bonds (Identified Cost -- $34,624)                                                           26,378
      -------------------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

                                                         Rate                                Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
Preferred Stocks -- 6.3%
      Cable and Media -- 2.8%
      Paxson Communications Corporation                 12.50%                                      2 shs     $  1,608
      Paxson Communications Corporation                 13.25%                                      1            8,118
      Source Media, Inc.                                13.50%                                    122            2,196(B,C)
                                                                                                              --------
                                                                                                                11,922
                                                                                                              --------
      Industrial -- 1.0%
      High Voltage Engineering Corporation              14.25%                                      5            3,702(B,C)
      Morris Material Handling                          12%                                         3              519
                                                                                                              --------
                                                                                                                 4,221
                                                                                                              --------
      Retail -- 0.4%
      Relax the Back Corporation                        10%                                     1,702            1,600(C,G)
                                                                                                              --------

      Services -- 1.4%
      Clark Material Handling Company                   12%                                         7            5,807
                                                                                                              --------

      Shipping -- 0.1%
      Pegasus Shipping Hellas                           11.875%                                 1,000              600
                                                                                                              --------

      Telecommunications -- 0.6%
      IXC Communications Incorporated                   14%                                      N.M.                3(B,C)
      NEXTLINK Communications, LLC                      14%                                        55            2,767(B,C)
      Viasystems Group Inc.                             10.75%                                   N.M.                1(C)
                                                                                                              --------
                                                                                                                 2,771
                                                                                                              --------
      Total Preferred Stocks (Identified Cost-- $34,829)                                                        26,921
      -------------------------------------------------------------------------------------------------------------------
Common Stocks -- 26.9%
      Food Services -- N.M.
      International Fast Foods Corporation                                                         51               22(J)
                                                                                                              --------

      Gaming --N.M.
      Fitzgeralds Gaming Corporation                                                               63                0(J)
                                                                                                              --------

      Medical Supplies/Services -- 0.1%
      Unigene Labs, Inc.                                                                          528              495(J)
                                                                                                              --------

                                                                                            Par/Shares          Value
      -------------------------------------------------------------------------------------------------------------------
      Telecommunications -- 26.8%
      Global Crossing Limited                                                                   2,773 shs     $105,343(B,G,J)
      MGC Communications Inc.                                                                      22              533(K)
      Price Communications Corporation                                                            172            2,587(J)
      Spanish Broadcasting Systems Incorporated                                                     6            3,178(J)
      Verio Inc.                                                                                   12              860(J)
      Winstar Communications Incorporated                                                          47            2,289(J)
                                                                                                              --------
                                                                                                               114,790
                                                                                                              --------
      Total Common Stocks (Identified Cost -- $6,026)                                                          115,307
      -------------------------------------------------------------------------------------------------------------------
Warrants(J) -- 0.2%
      American Mobile Satellite Corporation                                                         2 wts            0
      Convergent Communications Incorporated                                                        8                0
      Diva Systems Corporation                                                                     14              185
      Firstworld Communications Incorporated                                                        4                0
      Golden Ocean Group Ltd.                                                                       7                0
      Mentus Media Corporation                                                                     22                0
      MMH Holdings Incorporated                                                                  N.M.                0
      Pegasus Communications Corporation                                                            4               24
      Primus Telecommunications Group                                                               3               60
      Relax the Back Corporation                                                                  654                0
      Source Media Inc.                                                                            56              467
      Splitrock Services Incorporated                                                               2              100
      Star Choice Communications                                                                   93              224
      Unigene Labs, Inc.- C                                                                       125                0
      Unigene Labs, Inc.- D                                                                       125                0
      V2 Music Holdings                                                                             7                0
      V2 Music Holdings PLC                                                                         6                0
                                                                                                              --------
      Total Warrants (Identified Cost -- $966)                                                                   1,060
      -------------------------------------------------------------------------------------------------------------------
Short-Term Investments -- 7.1%
      Repurchase Agreements -- 7.1%
      Merrill Lynch Government Securities, Inc.
        4.95%, dated 6/30/99, to be repurchased at $30,401
        on 7/1/99 (Collateral: $30,970 Federal Home
        Loan Bank Bonds, 5%, due 4/05/00, value $32,149)                                      $30,397           30,397
                                                                                                              --------

      Options Purchased -- N.M.
      Global Crossing Limited Put, August 99, strike price $25.31                               1,250(M)           140
                                                                                                              --------
      Total Short-Term Investments (Identified Cost-- $35,397)                                                  30,537
      -------------------------------------------------------------------------------------------------------------------

Legg Mason Income Trust, Inc.

High Yield Portfolio -- Continued

      -------------------------------------------------------------------------------------------------------------------
      Total Investments-- 101.5% (Identified Cost-- $383,362)                                                 $435,776
      Other assets less liabilities-- (1.5)%                                                                    (6,577)
                                                                                                              --------

      NET ASSETS CONSISTING OF:
      Accumulated paid-in capital applicable to:
         27,537 PrimaryClass shares outstanding                                              $428,258
            43  Navigator Class shares outstanding                                                685
      Undistributed net investment income                                                       1,137
      Accumulated net realized loss on investments                                            (44,379)
      Unrealized appreciation of investments                                                   43,498
                                                                                             --------

      NET ASSETS -- 100.0%                                                                                    $429,199
                                                                                                              ========
      NET ASSET VALUE PER SHARE
        PRIMARY CLASS                                                                                           $15.56
                                                                                                                ======
        NAVIGATOR CLASS                                                                                         $15.56
                                                                                                                ======

                                                                       Expiration            Actual         Appreciation/
                                                                          Date              Contracts      (Depreciation)
     --------------------------------------------------------------------------------------------------------------------
     Options Written
     Global Crossing Limited Call, strike price $32.28                  August 99             1,250           $ (8,916)
                                                                                                              --------
     --------------------------------------------------------------------------------------------------------------------

      (A) Stepped coupon security -- A bond or preferred stock which amortizes to par by a specified date, at which time it begins to accrue interest or pay dividends.
      (B) Rule 144a Security -- A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional investors. These securities represent 45.8% of the portfolio.
      (C) Payment-in-kind ("PIK") security -- A bond or preferred stock in which interest during the initial years is paid in additional PIK bonds or preferred stock rather than in cash.
      (D) Bond is in default as of June 30, 1999.
      (E) Convertible bond -- Bond may be converted into common stock by the company.
      (F) Private placement.
      (G) Illiquid security valued at fair value under procedures adopted by the Board of Directors. These securities represent 26.7% of the portfolio.
      (H) Yankee Bond -- Dollar-denominated bond issued in the U.S. by foreign entities.
      (I) Bond is denominated inGBP.
      (J) Non-income producing.
      (K) Rule 144 security -- A security purchased pursuant to Rule 144 under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional investors. These securities represent 0.1% of the portfolio.
      (M) This represents the actual number of contracts.
      N.M. -- Not meaningful.

      See notes to financial statements.

Statements of Operations
Legg Mason Income Trust, Inc.
(Amounts in Thousands) (Unaudited)

                                                                                Six Months Ended 6/30/99
                                                           --------------------------------------------------------------
                                                            U.S. Government        Investment Grade            High
                                                           Intermediate-Term            Income                 Yield
                                                               Portfolio               Portfolio             Portfolio
      -------------------------------------------------------------------------------------------------------------------
Investment Income:
      Interest                                                 $10,565                   $5,901               $14,950
      Dividends                                                     31                       --                 2,054
                                                               -------                  -------               -------
          Total income                                          10,596                    5,901                17,004
                                                               -------                  -------               -------

Expenses:
      Management fee                                               958                      530                 1,502
      Distribution and service fees                                852                      441                 1,154
      Transfer agent and shareholder servicing expense              71                       47                    98
      Audit and legal fees                                          37                       20                    94
      Custodian fee                                                 81                       74                    74
      Directors' fees                                                5                        3                     5
      Registration fees                                             18                       19                    42
      Reports to shareholders                                       20                       18                    29
      Other expenses                                                11                       40                     5
                                                               -------                  -------               -------
                                                                 2,053                    1,192                 3,003
          Less fees waived                                        (331)                    (309)                   --
                                                               -------                  -------               -------
          Total expenses, net of waivers                         1,722                      883                 3,003
                                                               -------                  -------               -------

      NET INVESTMENT INCOME                                      8,874                    5,018                14,001
                                                               -------                  -------               -------

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain (loss) on:
          Investments                                           (3,760)                  (3,022)               (5,779)
          Options                                                   (7)                     243                    --
          Futures                                                  770                   (1,120)                   --
                                                               -------                  -------               -------
                                                                (2,997)                  (3,899)               (5,779)
                                                               -------                  -------               -------

      Change in unrealized appreciation (depreciation)
        of investments, options and futures                    (10,992)                  (5,352)               31,457
                                                               -------                  -------               -------

      NET REALIZED AND UNREALIZED GAIN (LOSS)
        ON INVESTMENTS                                         (13,989)                  (9,251)               25,678
      -----------------------------------------------------------------------------------------------------------------
      CHANGE IN NET ASSETS RESULTING
        FROM OPERATIONS                                       $ (5,115)                 $(4,233)              $39,679
      -----------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Income Trust, Inc.
(Amounts in Thousands)

                                        U.S. Government              Investment Grade                   High
                                        Intermediate-Term                 Income                        Yield
                                            Portfolio                    Portfolio                    Portfolio
                                     -----------------------      -----------------------      ------------------------
                                     Six Months       Year        Six Months       Year        Six Months       Year
                                        Ended         Ended          Ended         Ended          Ended         Ended
                                       6/30/99      12/31/98        6/30/99      12/31/98        6/30/99      12/31/98
      -----------------------------------------------------------------------------------------------------------------
                                     (Unaudited)                  (Unaudited)                  (Unaudited)
Change in Net Assets:
      Net investment income            $ 8,874     $ 17,751         $ 5,018       $ 8,128      $ 14,001       $ 38,145
      Net realized gain (loss)
        on investments,
        options and futures             (2,997)       4,714          (3,899)        3,805        (5,779)       (38,643)
      Change in unrealized
        appreciation (depreciation)
        of investments,
        options and futures            (10,992)      (1,083)         (5,352)       (2,304)       31,457        (13,340)
      -----------------------------------------------------------------------------------------------------------------
      Change in net assets
        resulting from operations       (5,115)      21,382          (4,233)        9,629        39,679        (13,838)
      Distributions to shareholders:
        From net investment income:
          Primary Class                 (8,655)     (16,959)         (5,011)       (8,112)      (12,908)       (38,214)
          Navigator Class                 (219)        (462)             (7)         ( 16)          (15)           (10)
        From net realized gain
           on investments                   --           --            (569)       (2,851)           --           (359)
        In excess of net investment
          income:
          Primary Class                     --         (323)             --            --            --             --
          Navigator Class                   --           (7)             --            --            --             --
      Change in net assets from
        Fund share transactions:
           Primary Class                (2,745)      48,243          25,399        48,378       (32,098)       104,134
           Navigator Class               1,395         (671)              1             4           594             91
      -------------------------------------------------------------------------------------------------------------------
      Change in net assets             (15,339)      51,203          15,580        47,032        (4,748)        51,804

Net Assets:
      Beginning of period              360,069      308,866         169,384       122,352       433,947        382,143
      -------------------------------------------------------------------------------------------------------------------
      End of period                   $344,730     $360,069        $184,964      $169,384      $429,199       $433,947
      -------------------------------------------------------------------------------------------------------------------
      Undistributed net
        investment income             $     --     $     --        $     72      $     72      $  1,137       $     59
      -------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Financial Highlights
Legg Mason Income Trust, Inc.


     Contained below is per share operating performance data for a Navigator Class share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                           Investment Operations                               Distributions
                                                 ----------------------------------------   ----------------------------------------
                                                               Net Realized
                                                              and Unrealized                                              From
                                     Net Asset       Net      Gain (Loss) on      Total       From       In Excess         Net
                                       Value,    Investment    Investments,       From         Net         of Net       Realized
                                     Beginning     Income        Options       Investment   Investment   Investment     Gain on
                                     of Period     (Loss)      and Futures     Operations     Income       Income     Investments
      ------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
        Six Months Ended
        June 30, 1999*                 $10.51     $.26          $ (.41)         $ (.15)      $ (.26)       $  --        $  --
        Years Ended Dec. 31,
        1998                           $10.40     $.61(A)       $  .11          $  .72       $ (.60)       $(.01)       $  --
        1997                            10.31      .65(A)          .09             .74         (.64)        (.01)          --
        1996                            10.47      .67(A)         (.16)            .51         (.66)        (.01)          --
        1995                             9.72      .62(A)          .75            1.37         (.62)          --           --
        1994(C)                          9.72      .05(A)           --             .05         (.05)          --           --

Investment Grade Income Portfolio
        Six Months Ended
        June 30, 1999*                 $10.52     $.29          $ (.53)         $ (.24)      $ (.29)       $  --        $(.03)
        Years Ended Dec. 31,
        1998                           $10.59     $.66(B)       $  .12          $  .78       $ (.66)       $  --        $(.19)
        1997                            10.22      .71(B)          .37            1.08         (.71)          --           --
        1996                            10.44      .70(B)         (.22)            .48         (.70)          --           --
        1995(D)                         10.32      .03(B)          .12             .15         (.03)          --           --

High Yield Portfolio
        Period From March 8
        to June 30, 1999*              $15.98     $.32          $ (.40)         $ (.08)      $ (.34)       $  --        $  --
        Period Ended
        January 28, 1998               $14.67     $.08          $  .72          $  .80       $ (.04)       $  --        $  --
        Period Ended Dec. 31,
        1998(E)                        $16.85     $.86          $(1.98)         $(1.12)      $(1.05)       $  --        $(.01)
      ------------------------------------------------------------------------------------------------------------------------------

                                            Distributions                                  Ratios/Supplemental Data
                                            -------------           ----------------------------------------------------------------

                                                                                                  Net
                                                          Net Asset                           Investment               Net Assets,
                                                            Value,              Expenses     Income (Loss)  Portfolio    End of
                                                Total      End of     Total     to Average    to Average    Turnover     Period
                                            Distributions   Period   Return     Net Assets    Net Assets      Rate    (in thousands)
      ------------------------------------------------------------------------------------------------------------------------------
U.S. Government Intermediate-Term Portfolio
        Six Months Ended
        June 30, 1999*                        $ (.26)      $10.10     (1.28)%    .47%(A,G)    5.62%(A,G)     797%(G)      $7,863
        Years Ended Dec. 31,
        1998                                  $ (.61)      $10.51      7.16%     .46%(A)      5.85%(A)       356%         $7,340
        1997                                    (.65)       10.40      7.45%     .45%(A)      6.40%(A)       252%          7,914
        1996                                    (.67)       10.31      5.09%     .42%(A)      6.47%(A)       354%          8,082
        1995                                    (.62)       10.47     14.45%     .44%(A)      6.08%(A)       290%          4,184
        1994(C)                                 (.05)        9.72       .50%(F)  .40%(A,G)    6.44%(A,G)     316%(G)       4,024

Investment Grade Income Portfolio
        Six Months Ended
        June 30, 1999*                        $ (.32)      $ 9.96     (2.31)%    .45%(B,G)    6.22%(B,G)     213%(G)      $  242
        Years Ended Dec. 31,
        1998                                  $ (.85)      $10.52      7.57%     .45%(B)      6.24%(B)       279%         $  255
        1997                                    (.71)       10.59     10.95%     .43%(B)      6.87%(B)       259%            252
        1996                                    (.70)       10.22      4.88%     .41%(B)      6.99%(B)       383%            243
        1995(D)                                 (.03)       10.44      1.42%(F)  .40%(B,G)    6.73%(B,G)     221%(G)         249

High Yield Portfolio
        Period From March 8
        to June 30, 1999*                     $ (.34)      $15.56     (0.59)%    .81%(G)      6.25%(G)        49%(G)      $  451
        Period Ended
        January 28, 1998                      $ (.04)      $15.43      5.47%     .81%(G)      7.17%(G)       116%(G)      $    0
        Period Ended Dec. 31,
        1998(E)                               $(1.06)      $14.67     (6.91)%    .79%(G)      8.68%(G)       107%(G)      $   65
      ------------------------------------------------------------------------------------------------------------------------------

      (A) Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.4% until April 30, 1995; 0.45% until April 30, 1996; and 0.50% until May 1, 1999. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1999, .66%; 1998, .65%; 1997, .66%;
          1996, .69%; 1995, .74%; and 1994, .66%.
      (B) Net of fees waived by LMFA for expenses in excess of voluntary limitations of: 0.4% until April 30, 1996 and 0.50% until May 1, 1999. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for each period would have been as follows: 1999, .79%; 1998, .80%; 1997, .82%; 1996, .88%; and 1995,
          .82%.
      (C) For the period December 1, 1994 (commencement of sale of Navigator Shares) to December 31, 1994.
      (D) For the period December 1, 1995 (commencement of sale of Navigator Shares) to December 31, 1995.
      (E) For the period February 1, 1994 (commencement of sale of Navigator Shares) to December 31, 1994.
      (F) Not annualized.
      (G) Annualized.
       *  Unaudited.

      See notes to financial statements.

      Notes to Financial Statements
      Legg Mason Income Trust, Inc.
      (Amounts in Thousands)

      --------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Income Trust, Inc. ("Corporation"), consisting of the U.S. Government Intermediate-Term Portfolio ("Government Intermediate"), the Investment Grade Income Portfolio ("Investment Grade"), the High Yield Portfolio ("High Yield"), and the U.S. Government Money Market Portfolio ("Government Money Market") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
           The Government Intermediate, Investment Grade and High Yield Portfolios consist of two classes of shares: Primary Class, offered to retail investors since 1987, and Navigator Class, offered to certain institutional investors since December 1, 1994, December 1, 1995, and May 5, 1998, respectively. Information about the Primary Class is contained in a separate report to its shareholders. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

      Security Valuation
           Securities owned by Government Intermediate, Investment Grade and High Yield for which market quotations are readily available are valued at current market value. In determining fair value, the Board of Directors and management consider all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material. At June 30, 1999, $114,555, or 26.69%, of the High Yield Portfolio's net assets were valued by management in accordance with the procedures adopted by the Board of Directors. Securities with remaining maturities of 60 days or less are valued at amortized cost by each Fund.
           With respect to High Yield, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income will be declared daily and paid monthly for each Fund except High Yield, which will declare and pay dividends monthly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations. At June 30, 1999, accrued dividends payable were as follows:
      Government Intermediate, $833; Investment Grade, $500; and High Yield, $0. There were no capital gain distributions payable at June 30, 1999.

      --------------------------------------------------------------------------
      Security Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes. At June 30, 1999, receivables for securities sold and payables for securities purchased for each Fund were as follows:

                                  Receivable for            Payable for
                                  Securities Sold      Securities Purchased
      --------------------------------------------------------------------------
      Government Intermediate       $180,668                $185,575
      Investment Grade                 8,270                  13,391
      High Yield                         647                      --

      Federal Income Taxes
           No provision for federal income or excise taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

      Use of Estimates
           Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:
           For the six months ended June 30, 1999, investment transactions (excluding short-term investments) were as follows:

                                                    Purchases                            Proceeds From Sales
                                     -----------------------------------       -----------------------------------
                                     U.S. Gov't. Securities        Other       U.S. Gov't. Securities       Other
      ------------------------------------------------------------------------------------------------------------
      Government Intermediate            $1,253,534             $ 54,235           $1,240,408             $105,755
      Investment Grade                      146,216               68,870              159,115               26,124
      High Yield                                 --              165,396                2,810              201,545

           At June 30, 1999, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:

                                                                                      Net Appreciation/
                                         Cost        Appreciation   (Depreciation)     (Depreciation)
      -------------------------------------------------------------------------------------------------
      Government Intermediate         $355,428           $ 516        $ (7,429)           $(6,913)
      Investment Grade                 192,584           1,730          (6,147)            (4,417)
      High Yield                       383,362         113,480         (61,066)            52,414

           Unused capital loss carryforwards for federal income tax purposes at June 30, 1999, were as follows: Government Intermediate, $4,790 which expires in 2002 and $699 which expires in 2003; and High Yield, $10,825 which expires in 2006. Investment Grade has no capital loss carryforwards.

Legg Mason Income Trust, Inc.


      --------------------------------------------------------------------------
3. Repurchase Agreements:
          All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment adviser, acting under the supervision of the Board of Directors, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. Options and Futures:
           As part of their investment programs, Government Intermediate and Investment Grade may utilize options and futures. Options may be written
      (sold) or purchased by these Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.
           When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below.

      PURCHASED OPTION:                  IMPACT ON THE FUND:
      The option expires                 Realize a loss in the amount of the cost of the option.
      ------------------------------------------------------------------------------------------------------------------------------
      The option is closed through a     Realize a gain or loss depending on whether the proceeds from the closing sale
      closing sale transaction           transaction are greater or less than the cost of the option.
      ------------------------------------------------------------------------------------------------------------------------------
      The Fund exercises a call option   The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the option.
      ------------------------------------------------------------------------------------------------------------------------------
      The Fund exercises a put option    Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
      ------------------------------------------------------------------------------------------------------------------------------
      WRITTEN OPTION:                    IMPACT ON THE FUND:
      The option expires                 Realize a gain equal to the amount of the premium received.
      ------------------------------------------------------------------------------------------------------------------------------
      The option is closed through a     Realize a gain or loss without regard to any unrealized gain or loss on the
      closing purchase transaction       underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
      ------------------------------------------------------------------------------------------------------------------------------
      A written call option is exercised Realize a gain or loss from the sale of the underlying security. The proceeds of that
      by the option purchaser            sale will be increased by the premium originally received when the option was written.
      ------------------------------------------------------------------------------------------------------------------------------
      A written put option is exercised  The amount of the premium originally received will reduce the cost of the security
      by the option purchaser            that the Fund purchased when the option was exercised.
      ------------------------------------------------------------------------------------------------------------------------------

           The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statement of Net Assets. The risk in writing a covered call option is that a Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

      --------------------------------------------------------------------------
           Activity in call and put options during the period was as follows:

                                                            Calls                              Puts
                                                 ------------------------------------------------------------------
                                                  Actual                             Actual
      Government Intermediate                    Contracts         Premiums         Contracts         Premiums
      -------------------------------------------------------------------------------------------------------------
      Options outstanding, December 31, 1998         --             $ --               182               $127
      Options written                               696              461               128                 87
      Options closed                               (635)            (435)             (131)               (91)
      Options expired                               (61)             (26)               --                 --
      Options exercised                              --               --               (76)               (53)
      -------------------------------------------------------------------------------------------------------------
      Options outstanding, June 30, 1999             --             $ --               103              $  70
      =============================================================================================================

                                                            Calls                              Puts
                                                 ------------------------------------------------------------------
                                                  Actual                             Actual
      Investment Grade                           Contracts         Premiums         Contracts         Premiums
      -------------------------------------------------------------------------------------------------------------
      Options outstanding, December 31, 1998         17            $  16                48              $  76
      Options written                             2,360              438               216                148
      Options closed                               (463)            (349)             (201)              (204)
      Options expired                              (374)             (49)              (21)                (6)
      Options exercised                          (1,540)             (56)              (42)               (14)
      -------------------------------------------------------------------------------------------------------------
      Options outstanding, June 30, 1999             --             $ --                --               $ --
      =============================================================================================================

           Upon entering into a futures contract, the Fund is required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.
           The Funds enter into futures contracts as a hedge against anticipated changes in interest rates. There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
           The open futures positions and related appreciation or depreciation at June 30, 1999, are listed at the end of Government Intermediate's and Investment Grade's respective Statements of Net Assets.

5. Financial Instruments:

      Forward Currency Exchange Contracts
           As part of its investment program, High Yield may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation's Prospectus and Statement of Additional Information.
           Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by High Yield as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
           The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign

      Legg Mason Income Trust, Inc.


      --------------------------------------------------------------------------
      currency contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's adviser will enter into forward foreign currency contracts only with parties approved by the Board of Directors because there is a risk of loss to the Fund if the counterparties do not complete the transaction.
           At June 30, 1999, High Yield had no open forward currency exchange contracts.

6. Transactions With Affiliates:
           Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly at annual rates of each Fund's average daily net assets.
           LMFA has agreed to waive its fees in any month (exclusive of taxes, interest, brokerage and extraordinary expenses) as shown in the following chart:

                                                                                         Six Months Ended
                                                                                           June 30, 1999   At June 30, 1999
                                                                                         ----------------------------------
                                                                                             Management       Management
                                  Management     Expense    Expense Limitation                  Fees              Fee
      Fund                            Fee      Limitation     Expiration Date                  Waived           Payable
      ---------------------------------------------------------------------------------------------------------------------
      Government Intermediate                              August 1, 1999, or until net         $331             $108
        Primary                      0.55%       1.00%     assets reach $400 million
        Navigator                    0.55%       0.50%
      Investment Grade                                     August 1, 1999, or until net          309               38
        Primary                      0.60%       1.00%     assets reach $250 million
        Navigator                    0.60%       0.50%
      High Yield                                                      --                          --              235
        Primary                      0.65%       None
        Navigator                    0.65%       None

           Western Asset Management Company ("Adviser") serves as investment adviser to the Funds. The Adviser is responsible for the actual investment activity of each Fund. LMFA pays the Adviser a fee, computed daily and payable monthly at an annual rate of: 40% of the management fee received by LMFA for Investment Grade and 77% for High Yield. For Government Intermediate, LMFA pays the Adviser a fee, computed daily and payable monthly at 0.20% of its average daily net assets, not to exceed the fee received by LMFA.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                            At June 30, 1999
                                                        ------------------------
                                Distribution  Service   Distribution and Service
      Fund                           Fee        Fee           Fees Payable
      --------------------------------------------------------------------------
      Government Intermediate       0.25%      0.25%             $139
      Investment Grade              0.25%      0.25%               75
      High Yield                    0.25%      0.25%              180

           Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason the following amounts for the six months ended June 30, 1999: Government Intermediate, $19; Investment Grade, $19; and High Yield, $33.
           LMFA, the Adviser and Legg Mason are corporate affiliates and are wholly owned subsidiaries of Legg Mason, Inc.

      --------------------------------------------------------------------------
7. Line of Credit:
           The Funds, along with certain other Legg Mason funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the six months ended June 30, 1999, the Funds had no borrowings under the line of credit.

8. Fund Share Transactions:
           At June 30, 1999, there were 1,000,000 shares authorized at $.001 par value for all portfolios of the Corporation. Share transactions were as follows:

                                                              Reinvestment
                                              Sold          of Distributions         Repurchased              Net Change
                                        -----------------  -----------------    ---------------------     ------------------
                                         Shares    Amount   Shares   Amount       Shares     Amount        Shares    Amount
      ----------------------------------------------------------------------------------------------------------------------
      Government Intermediate
      --Primary Class
        Six Months Ended June 30, 1999   6,398  $ 66,071      673    $ 6,932     (7,320)   $  (75,748)      (249)  $ (2,745)
        Year Ended December 31, 1998    15,614   163,688    1,455     15,230    (12,470)     (130,675)     4,599     48,243

      --Navigator Class
        Six Months Ended June 30, 1999     255  $  2,633       16    $   163       (134)   $   (1,401)       137   $  1,395
        Year Ended December 31, 1998       270     2,820       40        420       (373)       (3,911)       (63)      (671)

      Investment Grade
      --Primary Class
        Six Months Ended June 30, 1999   4,733  $ 48,536      456    $ 4,645     (2,715)   $  (27,782)     2,474   $ 25,399
        Year Ended December 31, 1998     7,596    80,707      948     10,055     (3,991)      (42,384)     4,554     48,378

      --Navigator Class
        Six Months Ended June 30, 1999      --        --     N.M.    $     1         --            --       N.M.   $      1
        Year Ended December 31, 1998        --        --     N.M.          4         --            --       N.M.          4

      High Yield
      --Primary Class
        Six Months Ended June 30, 1999   6,119  $ 96,558      647    $10,390     (8,706)   $ (139,046)    (1,940)  $(32,098)
        Year Ended December 31, 1998    26,232   427,977    1,936     30,859    (22,148)     (354,702)     6,020    104,134

      --Navigator Class
        Six Months Ended June 30, 1999      42  $    648        1    $    15         (4)   $      (69)        39   $    594
        Year Ended December 31, 1998        23       393     N.M.          6        (19)         (308)         4         91
      ----------------------------------------------------------------------------------------------------------------------

                  Investment Manager
                        Legg Mason Fund Adviser, Inc.
                        Baltimore, MD

                  Investment Adviser
                        Western Asset Management Company
                        Pasadena, CA

                  Board of Directors
                        John F. Curley, Jr., Chairman
                        Edmund J. Cashman, Jr., Vice Chairman
                        Richard G. Gilmore
                        Arnold L. Lehman
                        Dr. Jill E. McGovern
                        T. A. Rodgers

                  Transfer and Shareholder Servicing Agent
                        Boston Financial Data Services
                        Boston, MA

                  Custodian
                        State Street Bank & Trust Company
                        Boston, MA

                  Counsel
                        Kirkpatrick & Lockhart LLP
                        Washington, D.C.

                  Independent Accountants
                        PricewaterhouseCoopers LLP
                        Baltimore, MD




                        This report is not to be distributed unless preceded or accompanied by a prospectus.




                                 Legg Mason Wood Walker, Incorporated
                                 ------------------------------------
                                           100 Light Street
                                P.O. Box 1476, Baltimore, MD 21203-1476
                                           410 o 539 o 0000
                        LMF-056
                        8/99